Short-Term Borrowings And Lines Of Credit (Tables)	12 Months Ended
Sep. 30, 2015
Short-Term Borrowings And Lines Of Credit [Abstract]
Schedule Of Short-Term Debt And Current Maturities Of Long-Term Debt
Short-term borrowings and current maturities of long-term debt are as follows:

	2014	2015
Current maturities of long-term debt	$522	291
Commercial paper	1,938	2,261
Payable to banks	5	1
Total	$2,465	2,553

Interest rate for weighted-average short-term borrowings at year end	0.2%	0.2%